Other Equity - Summary of Reserves (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of analysis of other comprehensive income by item [abstract]
Share premium account			$ 518
Capital redemption reserve			177
Common control reserve	$ (1,603)	$ (1,603)
Employee share awards reserve	171	174	268
Cash flow hedge reserve	10	41	100
Cost of hedging reserve	(1)	(19)	(54)
Foreign currency translation reserve	(14)	(14)	43
Equity investments reserve	9	(8)	15
Non-controlling interest contribution reserve	1,441	1,441	1,283
Total reserves	$ 13	$ 12	$ 2,350